UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09425

Advantage Advisers Whistler Fund, L.L.C.

(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
New York, NY 10166

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein Schulte, Roth and Zabel LLP 919 3rd Avenue, 24th Floor
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Advantage Advisers
Whistler Fund, L.L.C.

Financial Statements

For the Six Months Ended September 30, 2010
(Unaudited)

Advantage Advisers Whistler Fund, L.L.C.

Financial Statements

For the Six Months Ended September 30, 2010
(Unaudited)

Advantage Advisers Whistler Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital

September 30, 2010 (Unaudited)

Assets

Investments in investment funds, at fair value (cost $131,641,955)	$147,359,548
Cash and cash equivalents	5,255,495
Receivable for investments sold	1,658,395
Interest receivable	214
Other assets	12,198

Total assets	154,285,850

Liabilities

Administration fees payable	126,137
Accounting and investor services fees payable	25,947
Custodian fees payable	3,750
Accrued expenses	162,276

Total liabilities	318,110

Members’ Capital - Net Assets	$153,967,740

Members’ Capital - Net Assets

Represented by:
Net capital contributions	$138,250,147
Net unrealized appreciation on investments	15,717,593

Members’ Capital - Net Assets	$153,967,740

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited)

Investment Fund****	First Acquisition Date	Cost	September 30, 2010 Fair value	% of Investment Fund held	% of Members’ Capital	First Available Redemption Date**	Liquidity***

Commodity Trading Advisor
Balestra Capital Partners, L.P.	08/01/2010	$6,000,000	$5,556,988	0.66%	3.61%	09/30/2011	Quarterly
Cipher Composite Fund Limited Partnership	03/01/2004	5,009,484	7,491,506	18.52	4.87	N/A	Monthly
Peak Select Partners L.P.	06/01/2010	6,100,000	5,419,332	3.99	3.52	N/A	Monthly
Quantitative Global 1X Fund LLC	05/01/2009	6,500,000	6,256,540	9.18	4.06	N/A	Monthly
R.G. Niederhoffer Global Fund, L.P. I	09/01/2010	6,000,000	5,753,627	3.38	3.74	N/A	Monthly

Total Commodity Trading Advisor		29,609,484	30,477,993		19.80

Distressed Securities
Harbinger Class L Holdings (U.S.), LLC	01/01/2009	51,188	349,206	0.10	0.23	N/A	*****
Harbinger Class PE Holdings (U.S.) Trust	01/01/2009	689,694	1,059,039	0.29	0.69	N/A	*****
Mason Capital, L.P.	12/01/2009	7,000,000	7,428,437	0.52	4.82	12/31/2010	Annually

Total Distressed Securities		7,740,882	8,836,682		5.74

Event Driven
Brownstone Partners Catalyst Fund, LLC	10/01/2009	7,000,000	7,379,945	8.68	4.79	N/A	Monthly/Quarterly
Camulos Partners LP	11/01/2005	1,839,879	950,111	1.68	0.62	N/A	*****
Camulos Partners LP - Side Pocket	05/01/2009	3,525,813	945,185	1.67	0.61	N/A	*****
Castlerigg Partners, L.P. - Special Situation	01/01/2009	824,339	659,052	7.59	0.43	N/A	*****
Gruss Global Investors (Enhanced), L.P.	05/01/2010	5,800,000	5,648,782	2.78	3.67	N/A	Quarterly
Owl Creek II, L.P.	02/01/2005	5,237,625	8,969,140	0.68	5.82	N/A	*****
Owl Creek II, L.P. - Side Pocket	05/01/2009	735,989	788,535	0.06	0.51	N/A	*****
Viathon Capital Onshore Fund, L.P.	01/01/2008	471,692	409,146	1.87	0.27	N/A	*****

Total Event Driven		25,435,337	25,749,896		16.72

Global Capital Markets Arbitrage
Aristeia Partners, L.P.	01/01/2001	5,982,515	9,645,598	2.69	6.27	N/A	Quarterly
Chestnut Fund Ltd. Class - A	04/01/2009	57,121	65,537	0.75	0.04	N/A	*****
DKR SoundShore Oasis Fund L.P.	07/01/2006	542,093	573,158	0.75	0.37	N/A	*****

Total Global Capital Markets Arbitrage		6,581,729	10,284,293		6.68

Long/Short Equity
Artis Partners 2X (Institutional), L.P.	01/01/2002	4,798,701	11,168,624	2.28	7.25	N/A	Quarterly
Asian Century Quest Fund (QP), L.P.	05/01/2010	5,800,000	6,010,767	1.79	3.90	N/A	Quarterly
Bay II Resource Partners, L.P.	01/01/2010	4,000,000	4,174,985	0.44	2.71	N/A	Quarterly
Cobalt Partners, L.P.	03/01/2010	5,700,000	5,705,392	0.36	3.71	06/30/2011	Semiannually
Ecofin General Partner Side Pocket	02/01/2009	585,691	546,425	7.61	0.36	N/A	*****
Kingdon Associates	07/01/2004	1,000,000	1,021,481	0.06	0.66	N/A	Quarterly
Millgate Partners II, L.P.	08/01/2009	7,500,000	6,668,834	1.48	4.33	N/A	Quarterly
Scopia PX, LLC	11/01/2009	7,000,000	7,107,849	2.10	4.62	10/31/2010	Monthly/Quarterly

Total Long/Short Equity		36,384,392	42,404,357		27.54

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.
Schedule of Investments (Unaudited) (continued)

Investment Fund****	First Acquisition Date	Cost	September 30, 2010 Fair value	% of Investment Fund held	% of Members’ Capital	First Available Redemption Date**	Liquidity***

Multi-Strategy
Citadel Wellington LLC	01/01/2005	$2,653,528	$4,634,271	0.21%	3.01%	N/A	Quarterly
Eos Partners, L.P.	10/01/1999	900,300	1,414,313	0.41	0.92	N/A	*****
QVT Associates II Holdings Ltd.	12/01/2009	695,965	846,005	0.12	0.55	N/A	*****
QVT Associates II LP	11/01/2006	5,654,442	6,130,352	0.89	3.98	N/A	*****

Total Multi-Strategy		9,904,235	13,024,941		8.46

Oil and Natural Gas
AAA Asset Management LP	05/01/2009	6,500,000	6,165,647	8.18	4.00	N/A	Monthly

Total Oil and Natural Gas		6,500,000	6,165,647		4.00

Reinsurance
Nephila Catastrophe Fund L.P.	06/01/2009	6,500,000	7,281,197	8.94	4.73	N/A	Quarterly

Total Reinsurance		6,500,000	7,281,197		4.73

Structured Credit
Zais Opportunity Domestic Feeder Fund, LP	11/01/2006	2,985,896	3,134,542	2.59	2.04	N/A	Quarterly

Total Structured Credit		2,985,896	3,134,542		2.04

Total		$131,641,955	$147,359,548		95.71%

Other assets, less liabilities*			6,608,192		4.29

Members’ Capital - Net Assets			$153,967,740		100.00%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C. Schedule of Investments (Unaudited) (concluded)

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:

*	Includes $5,225,495 invested in a PFPC Trust Company account, which is 3.39% of net assets.

**	From original investment date.

***	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period has either expired on or prior to September 30, 2010 or Investment Fund did not have an initial lock-up period.

****	Detailed information about the Investments Funds’ portfolio is not available.

*****

As of September 30, 2010, this underlying Investment Fund has notified the Company of certain restrictions on liquidity which may include side pocket investments, suspended redemptions or other implemented restrictions on liquidity.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statement of Operations

Six Months Ended September 30, 2010 (Unaudited)

Investment income
Interest	$4,472

Expenses
Administration fees	780,863
Accounting and investor services fees	78,143
Audit and tax fees	73,045
Legal fees	59,499
Board of Managers’ fees and expenses	31,557
Insurance expense	21,036
Custodian fees	10,529
Printing expense	10,027
Miscellaneous expenses	30,082

Total expenses	1,094,781

Net investment loss	(1,090,309)

Net realized and unrealized gain/(loss) on investments
Net realized loss on investments	(726,244)
Net change in unrealized gain/(loss) on investments	964,483

Net realized and unrealized gain/(loss) on investments	238,239

Net decrease in members’ capital resulting from operations	$(852,070)

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total

MEMBERS’ CAPITAL, March 31, 2009	$—	$151,616,454	$151,616,454

From investment activities
Net investment loss	—	(2,122,567)	(2,122,567)
Net realized loss on investments	—	(4,022,480)	(4,022,480)
Net change in unrealized gain/(loss) on investments	—	32,164,252	32,164,252
Incentive allocation	72,759	(72,759)	—

Net increase in members’ capital resulting from operations	72,759	25,946,446	26,019,205

Members’ capital transactions
Capital contributions	—	12,344,068	12,344,068
Capital withdrawals	(72,759)	(29,227,214)	(29,299,973)

Net decrease in members’ capital resulting from capital transactions	(72,759)	(16,883,146)	(16,955,905)

MEMBERS’ CAPITAL, March 31, 2010	$—	$160,679,754	$160,679,754

From investment activities
Net investment loss	—	(1,090,309)	(1,090,309)
Net realized loss on investments	—	(726,244)	(726,244)
Net change in unrealized gain/(loss) on investments	—	964,483	964,483

Net decrease in members’ capital resulting from operations	—	(852,070)	(852,070)

Members’ capital transactions
Capital contributions	—	5,168,747	5,168,747
Capital withdrawals	—	(11,028,691)	(11,028,691)

Net decrease in members’ capital resulting from capital transactions	—	(5,859,944)	(5,859,944)

MEMBERS’ CAPITAL September 30, 2010	$—	$153,967,740	$153,967,740

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Statement of Cash Flows

Six Months Ended September 30, 2010 (Unaudited)

Cash flows from operating activities

Net decrease in members’ capital resulting from operations	$(852,070)
Adjustments to reconcile net decrease in members’ capital resulting from operations to net cash used in operating activities:
Net realized loss on investments	726,244
Net change in unrealized (gain)/loss on investments	(964,483)
Purchases of investment funds	(30,900,000)
Proceeds from redemptions from investment funds	8,972,964
Decrease in receivable for investments sold	9,853,054
Decrease in interest receivable	789
Decrease in other assets	33,014
Decrease in incentive allocation payable	(7,276)
Decrease in administration fees payable	(5,752)
Decrease in accounting and investor services fees payable	(1,924)
Decrease in custodian fees payable	(1,650)
Decrease in accrued expenses	(22,760)

Net cash used in operating activities	(13,169,850)

Cash flows from financing activities
Capital contributions	4,523,747
Capital withdrawals	(11,028,691)

Net cash used in financing activities	(6,504,944)

Net change in cash and cash equivalents	(19,674,794)
Cash and cash equivalents at beginning of period	24,930,289

Cash and cash equivalents at end of period	$5,255,495

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited)

1.	Organization

Advantage Advisers Whistler Fund, L.L.C. (the “Company”) was organized as a Delaware limited liability company on July 1, 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, non-diversified management investment company. The Company’s term is perpetual, unless the Company is otherwise terminated under the terms of its Limited Liability Company Agreement dated as of June 5, 2003. The Company seeks to achieve capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. It pursues this objective through investment strategies which have a low correlation with the equity and fixed income markets, or which, when balanced with other strategies, lower the correlation of the Company’s total performance to the equity and fixed income markets.

Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the “Board of Managers”). There are currently six members of the Board of Managers. The Company’s investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the “Adviser”). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). The Adviser is responsible for managing the Company’s investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relies on its hedge fund due diligence committee to oversee the Adviser’s investment decision making on behalf of the Company.

The acceptance of initial and additional contributions from members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice each year, effective at the end of June and December of each year.

Generally, except as provided under applicable law, persons who purchase interests (“Members”) shall not be liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member.

2.	Significant Accounting Policies

The Company’s financial statements have been prepared in accordance with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”). The preparation of financial statements in conformity with Authoritative Guidance requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

accompanying notes. The Adviser believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

Net asset value of the Company is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The Company’s investments in unregistered investment partnerships and in other registered investment companies (collectively, “Investment Funds”) are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Company’s investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Company’s valuation procedures require the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds’ compliance with Authoritative Guidance, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Board of Managers will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Investments).

In January 2010, the Financial Accounting Standards Board (“FASB”) issued ASU 2010-06 which requires new disclosures and provides amendments to ASC Subtopic 820-10 clarifying existing disclosures. The disclosures regarding transfers in and out of Level 1 and 2 investments and clarifications to existing disclosures are currently effective. The adoption of this guidance did not have an impact to the Company’s financial statements. The disclosure regarding the Level 3 investment rollforward of purchases and sales activity on a gross basis is effective for fiscal years beginning after December 15, 2010. The Company is currently evaluating the impact of this disclosure on its financial statements.

During the six months ended September 30, 2010, the Company followed Authoritative Guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value, as described below.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the six months ended September 30, 2010.

The following is a summary of the inputs used as of September 30, 2010, in valuing the Company’s investments at fair value:

Description	Total Fair Value at September 30, 2010	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs

Commodity Trading Advisor	$30,477,993	$—	$—	$30,477,993
Distressed Securities	8,836,682	—	—	8,836,682
Event Driven	25,749,896	—	—	25,749,896
Global Capital Markets Arbitrage	10,284,293	—	—	10,284,293
Long/Short Equity	42,404,357	—	—	42,404,357
Multi-Strategy	13,024,941	—	—	13,024,941
Oil and Natural Gas	6,165,647	—	—	6,165,647
Reinsurance	7,281,197	—	—	7,281,197
Structured Credit	3,134,542	—	—	3,134,542

Total Investments	$147,359,548	$—	$—	$147,359,548

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Authoritative Guidance also requires a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of March 31, 2010	Realized gain / (loss)*	Change in unrealized appreciation / depreciation	Net purchases / (sales)*	Transfers in and/or out of Level 3	Balance as of September 30, 2010

Commodity Trading Advisor	$13,306,806	$—	$(928,813)	$18,100,000	$—	$30,477,993
Distressed Securities	9,003,005	187,381	(159,008)	(194,696)	—	8,836,682
Event Driven	25,638,421	(823,380)	180,774	754,081	—	25,749,896
Global Capital Markets Arbitrage	10,916,241	33,660	243,712	(909,320)	—	10,284,293
Long/Short Equity	35,674,933	(3,039)	(226,141)	6,958,604	—	42,404,357
Multi-Strategy	14,126,658	211,616	249,675	(1,563,008)	—	13,024,941
Oil and Natural Gas	6,294,191	—	(128,544)	—	—	6,165,647
Reinsurance	7,100,514	—	180,683	—	—	7,281,197
Structured Credit	3,133,504	(287,516)	1,552,145	(1,263,591)	—	3,134,542

Total	$125,194,273	$(681,278)	$964,483	$21,882,070	$—	$147,359,548

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2010 is $1,015,202.

*

The realized gain/(loss) and net purchases/(sales) in the above rollforward excludes holdback realized gain/(loss) of $(44,966) received by the Fund during the six months ended September 30, 2010 relating to December 31, 2009 redemptions. Such amount is included in the net realized loss on investments on the Statement of Operations and proceeds from sales of investment funds on the Statement of Cash Flows.

The following is a summary of the investment strategies, their redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Company as of September 30, 2010. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Company had no unfunded capital commitments as of September 30, 2010.

Commodity Trading Advisor

The Investment Funds in the commodity trading advisor strategy seek to achieve capital appreciation through trading of commodity and financial futures and forward contracts and related options thereon on U.S. and non-U.S. exchanges and markets. The Investment Funds within this strategy provide monthly to quarterly liquidity and are generally subject to a 3 to 45 day redemption notice period and approximately 82 percent can be redeemed with no restrictions as of September 30, 2010. The remaining 18 percent can also be redeemed subject to a 1 year lock up.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Distressed Securities

The Investment Funds in the distressed securities strategy invests primarily in securities of companies and government entities that are either in distress, already in default or under bankruptcy protection. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 60 day redemption notice period. Investment Funds representing approximately 16 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 84 percent of the Investment Funds can be redeemed with no restrictions as of September 30, 2010.

Event Driven

The Investment Funds in the event driven strategy generally focus on an event or a catalyst that will move an equity price, an equity spread, a credit spread, or an implied volatility spread. The Investment Funds within this strategy provide monthly to quarterly liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 15 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 85 percent of the Investment Funds can be redeemed subject to a 25 percent gate (56 percent), and 29 percent can be redeemed with no restrictions.

Global Capital Markets Arbitrage

The Investment Funds in the global capital markets arbitrage strategy focus primarily on convertible arbitrage and debt, generally by utilizing a bottoms-up, value-oriented investment style. The Investment Funds within this strategy provide quarterly liquidity and are generally subject to a 60 day redemption notice period. Investment Funds representing approximately 6 percent of the fair value of the investments in this strategy are side pocket investments. The remaining approximately 94 percent of the Investment Funds can be redeemed subject to a 12.5 percent gate.

Long/Short Equity

The Investment Funds in the long/short equity strategy seek above-average long-term capital appreciation with below average levels of risk through investments in equity securities using both long and short positions. The Investment Funds within this strategy provide monthly to semi-annual liquidity and are generally subject to a 30 to 90 day redemption notice period. Investment Funds representing approximately 1 percent of the fair value of the investments in this strategy are side pocket investments. Of the remaining approximately 99 percent of the Investment Funds, 58 percent can be redeemed with no restrictions as of September 30, 2010. The remaining 41 percent can also be redeemed subject to a 20 percent gate and a 1 percent redemption fee (16 percent), a 20 percent gate (11 percent) and a 6 percent redemption fee (14 percent).

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Multi-Strategy

The Investment Funds in this strategy strive to generate attractive risk-adjusted returns across all market environments by dynamically allocating capital to several investment strategies across asset classes and geographies. The Investment Funds within this strategy provide quarterly to annual liquidity and are generally subject to a 45 to 90 day redemption notice period. Investment Funds representing approximately 22 percent of the fair value of the investments in this strategy are side pocket and illiquid investments. The remaining approximately 78 percent of the Investment Funds can be redeemed subject to a 10 percent gate (42 percent) and a 3 percent gate (36 percent).

Oil and Natural Gas

The Investment Fund in the oil and natural gas strategy seeks to achieve capital appreciation primarily through the speculative trading of commodity interests. The Investment Fund within this strategy provides monthly liquidity and is generally subject to a 15 day redemption notice period and can be redeemed subject to a 25 percent gate.

Reinsurance

The Investment Fund in the reinsurance strategy is based on the investment return of various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to property insurance risk. The Investment Fund within this strategy provides quarterly liquidity and is generally subject to a 90 day redemption notice period and can be redeemed subject to a 25 percent gate.

Structured Credit

The Investment Fund in the structured credit strategy strives to achieve above average total return within the structured credit markets regardless of market conditions or general direction of interest rates. The Investment Fund within this strategy provides quarterly liquidity and is generally subject to a 90 day redemption notice period and can be redeemed subject to a 15 percent gate.

A detailed depiction of each investment in the portfolio by investment strategy, including their liquidity, can be found in the Schedule of Investments.

b. Revenue and Expense Recognition

Investment transactions are recorded on a trade date basis. Interest income and expenses are recorded on the accrual basis. Realized gains and losses are accounted for on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

2.	Significant Accounting Policies (continued)

c. Cash and Cash Equivalents

The Company treats all highly-liquid financial instruments that mature within three months at the time of purchase as cash equivalents. At September 30, 2010, the Company held $5,255,495 in cash and cash equivalents at PFPC Trust Company.

d. Income Taxes

No provision for the payment of Federal, state or local income taxes on the profits of the Company is made, as the Members are individually liable for the income taxes on their share of the Company’s income.

The Company has reclassified $2,122,567 from accumulated net investment loss and $4,022,480 from accumulated net realized loss on investments, respectively, to net capital contributions during the year ended March 31, 2010. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company’s Members and had no effect on net assets.

In accordance with authoritative guidance, management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007-2010), and has concluded that no provision for income tax is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits within country tax expense in the Statement of Operations. During the six months ended September 30, 2010, the Company did not incur any interest or penalties.

3.	Administration Fee, Related Party Transactions and Other

Oppenheimer provides certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company’s net assets, determined as of the beginning of the month.

Net profit or net losses of the Company for each fiscal period is allocated and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account; as defined below) as of the last day of each fiscal period, in accordance with Members’ respective investment percentages for the fiscal period. The Special Advisory Account is a non-voting special account held by the Adviser solely for the purpose of receiving Incentive Allocation, as defined below. The advisory agreement states an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a Member (an “Incentive Allocation”) shall be debited from the Member’s capital account (including the Adviser’s capital account) and credited to the Special Advisory Account on the last day of the fiscal year, the last day of the calendar year, the day as of which the

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

3.	Administration Fee, Related Party Transactions and Other (continued)

Company repurchases the entire capital account of a Member, the day as of which the Company admits as a substituted Member a person to whom the interest in the Company of such Member has been transferred (unless there is no change of beneficial ownership) and the day as of which the Adviser’s status as the “Special Advisory Member” is terminated (which occurs upon termination of the advisory agreement). Notwithstanding the advisory agreement, the Company and the Adviser have agreed not to assess the Incentive Allocation as of the last day of the fiscal year. Based upon the profits for the period from January 1, 2010 through September 30, 2010, the Incentive Allocation that would be credited to the special advisory account is $19,154. However, this amount is not reflected in the accompanying statement of changes in members’ capital, because the incentive allocation is credited at the end of each calendar year when and if earned.

Each member of the Board of Managers (a “Manager”) who is not an “interested person” of the Company, as defined by the Act (collectively, the “Independent Managers”), receives an annual retainer of $6,000 plus a fee for each meeting attended. The Lead Independent Manager and the Chair of the Audit Committee receive a supplemental retainer of $3,000 and $1,500 per annum, respectively. Any Manager who is an “interested person” does not receive any annual or other fee from the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

PFPC Trust Company, which will be renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, serves as custodian of the Company’s assets.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”). BNY Mellon serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping, tax and investor related services. The Company pays BNY Mellon an accounting and investor services fee, based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by Oppenheimer amounted to $37,363 for the six months ended September 30, 2010.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

4.	Indemnifications

The Company has entered into several contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

5.	Investments

Aggregate purchases and proceeds from sales of Investment Funds for the six months ended September 30, 2010, amounted to $30,900,000 and $8,972,964, respectively. At March 31, 2010, the cost of investments for Federal income tax purposes was estimated at $166,823,727. For Federal income tax purposes, at March 31, 2010, accumulated net unrealized depreciation on investments was $41,629,454 consisting of $6,578,374 gross unrealized appreciation and $48,207,828 gross unrealized depreciation.

Complete information about the Fund’s pro-rata portion of the underlying investments held by the Investment Funds is not readily available. Therefore it is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at September 30, 2010.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.

To meet its obligations associated with various liabilities, the Company generally redeems from its investments in Investment Funds. However, the Company’s investments in the investment funds may only be redeemed on a limited basis in accordance with the respective investment fund’s offering memorandum. As a result, the Company may not be able to liquidate some of its investments in a timely manner to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any particular Investment Fund.

In addition, the advisors of the underlying Investment Funds may, at their discretion, transfer a portion of the Company’s investment into share classes where liquidity terms are directed by the advisor in accordance with the respective Investment Fund’s offering memorandum, commonly referred to as side pocket share classes. These side pocket share classes may have restricted liquidity and prohibit the Company from fully liquidating its investments without delay. The Adviser attempts to determine the Investment Fund’s strategy on side pockets prior to making an allocation to the Investment Fund through its due diligence process. However, no assurance can be given on whether or not the Investment Fund will implement side pockets during the investment period. The advisors of the Investment Funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity which could impact the Company’s ability to meet shareholder redemptions. As of September 30, 2010, approximately $9,200,000 or 6.0% of net assets were considered illiquid by the Company.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (continued)

5.	Investments (continued)

During the six months ended September 30, 2010, certain of the Company’s Investment Funds had liquidity exposure related to the bankruptcy of Lehman Brothers Holdings, Inc. and its subsidiaries (“Lehman”). The exposure is based on estimates of the recovery value of the Investment Fund’s assets currently held at Lehman and/or amounts owed to the Investment Funds by Lehman. These estimates are based on information received from the majority, but not all, of the advisors, and the Company has no way of independently verifying or otherwise confirming the accuracy of the information provided. As a result, there can be no guarantee that such estimates are accurate. There is significant uncertainty with respect to the ultimate outcome of the Lehman insolvency proceedings and, therefore, the amounts ultimately recovered from Lehman could be different than such estimates. Based on the information received, the gross exposure to Lehman did not materially affect the Company’s members’ capital.

6.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company’s risk of loss in these Investment Funds is limited to the value of these investments reported by the Company.

The Company may maintain cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

Advantage Advisers Whistler Fund, L.L.C.

Notes to Financial Statements – September 30, 2010 (Unaudited) (concluded)

7.	Financial Highlights

The following represents the ratios to average members’ capital - net assets and other supplemental information for the periods indicated:

	Six Months Ended September 30, 2010 (unaudited)

		Years Ended March 31,

		2010	2009	2008	2007	2006

Members’ capital - net assets, end of period (000s)	$153,968	$160,680	$151,616	$230,668	$152,948	$124,072
Ratio of net investment loss to average members’ capital - net assets*	(1.39%)	(1.34%)	(1.40%)	(1.36%)	(1.46%)	(1.58%)
Ratio of expenses to average members’ capital - net assets*	1.39%	1.34%	1.44%	1.40%	1.58%	1.66%
Ratio of incentive allocation to average members’ capital - net assets	0.00%	0.05%	0.07%	1.29%	1.34%	0.58%
Total return - gross**	(0.33%)	18.03%	(22.69%)	7.48%	13.71%	12.95%
Total return - net**	(0.33%)	17.97%	(22.69%)	5.93%	12.30%	11.66%
Portfolio turnover rate	6.64%	46.48%	2.73%	18.24%	36.78%	22.15%
Average debt ratio	0.00%	0.00%	0.00%	0.52%	0.00%	0.42%

*

The ratios do not include net investment income or expenses of the underlying Investment Funds. The ratios do not reflect the effect of the Incentive Allocation to the Special Advisory Account. Ratios for periods less than a full year have been annualized.

**

Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of Incentive Allocation to the Special Advisory Account, if any. Total return for periods less than a full year have not been annualized.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events requiring additional disclosure in the financial statements through this date except as disclosed below:

The Company received initial and additional capital contributions from Members of $1,805,000.

Advantage Advisers Whistler Fund, L.L.C.

Supplemental Information (Unaudited)

I.	Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.	Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Company’s policies and procedures with respect to the voting of proxies relating to the Company’s Investment Funds; and (2) how the Company voted proxies relating to Investment Funds during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Company at 1-888-322-4675. This information is also available on the SEC’s website at http://www.sec.gov.

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited)

Independent Managers

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Jesse H. Ausubel, 59 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; Since May 1999	Director, Program for the Human Environment and Senior Research Associate, The Rockefeller University (1993 to present); Director, Richard Lounshery Foundation (1998 to present); Program Director, Alfred P. Sloan Foundation (1994 to present); Adjunct Scientist, Woods Hole Oceanographic Institution (1990 to present). Mr. Ausubel is a Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.	3

Lawrence Becker, 55 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; Since October 2003

Private investor in real estate investment management concerns. From February 2000 through June 2003, he was V.P.—Controller/Treasurer for National Financial Partners, which specializes in financial services distribution. Prior to that, Mr. Becker was a Managing Director—Controller/Treasurer of Oppenheimer Capital and its Quest for Value Funds. (Oppenheimer Capital is not affiliated with Oppenheimer Asset Management Inc.). Mr. Becker is a licensed CPA. He serves as the Director of the Asia Tigers Fund, Inc. and The India Fund Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

			3

James E. Buck, 74 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; since April 2003	Retired in 2002 as Senior Vice President and Corporate Secretary of the New York Stock Exchange, Inc. (the “Exchange”) and the subsidiaries of the Exchange, including the NYSE Foundation. Mr. Buck is a Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.	3

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (continued)

Independent Managers

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Luis Rubio, 55 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; Since May 2003	President of Centro de Investigacion Para el Desarrollo, A.C. (Center of Research Development) (2000 to present) and Director of same (1984 – 2000); Adjunct Fellow of the Center for Strategic and International Studies; Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.; Manager of Advantage Advisers Augusta Fund, L.L.C., and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates; Director of Empresas Ica SA de CV, a Mexican construction company (since 2006).	3

Janet L. Schinderman, 59 c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager	Indefinite; Since May 2003	Education consultant specializing in international relations, board management and initiating special projects. Associate Dean for Special Projects and Secretary to the Board of Overseers at Columbia Business School from 1990 until June 2006; Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Xanthus Fund L.L.C., which are affiliates. Independent director for two registered investment companies advised by The Central Park Group.	3

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (continued)

Interested Manager

Name, Age, Address and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years Other Directorships Held by Managers	Number of Portfolios in Fund Complex Overseen by Managers

Bryan McKigney,* 52, c/o Oppenheimer Asset Management Inc. 200 Park Avenue New York, NY 10166 Manager, President, CEO	Indefinite; Manager since December 1, 2004; President and CEO since September 23, 2004	Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and the Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Augusta Fund, L.L.C. and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.	3

Company Officers

In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:

Stephen C. Beach, 57 Chief Compliance Officer	Indefinite; Since March 18, 2005

Since February 2005, Mr. Beach has been the Chief Compliance Officer for Oppenheimer Asset Management Inc. Prior to that, he had his own law firm with a focus on mutual funds, Investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an L.L.M. in Taxation at Temple University School of Law during the period 1999 – 2001.

Advantage Advisers Whistler Fund, L.L.C.

Company Management (Unaudited) (concluded)

Company Officers

Name, Age, Address (1) and Position(s) with the Company	Term of Office and Length of Time Served	Principal Occupations(s) During Past 5 Years

Vineet Bhalla, 50 Chief Financial Officer	Indefinite; Since July 27, 2005

Mr. Bhalla has been a Senior Director at Oppenheimer Asset Management Inc. since May 2005. From July 2002 to May 2005, he was an Assistant Vice President at Zurich Capital Markets Inc., a Director of the Client Service Group at GlobeOp Financial Services, and a Senior Consultant at Capital Markets Company. Prior to that, he was a Vice President at Blackrock Financial Management since June 1999. Mr. Bhalla is a Certified Public Accountant. He graduated with an MBA from Saint Mary’s University, Halifax, Canada in 1986.

Deborah Kaback, 59 Chief Legal Officer and Vice President	Indefinite; Since July 23, 2003

Ms. Kaback has been a Managing Director at Oppenheimer Asset Management Inc. since June 2003. She was Executive Director of CIBC World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc. from November 1999 through July 2001. Prior to that, she was Senior Vice President and Deputy General Counsel at Oppenheimer Capital from April 1989 through November 1999.

Bryan McKigney, 52 President, CEO, and Manager	Indefinite term for President and CEO; Since September 23, 2004. Indefinite term for Manager; since December 1, 2004;

Mr. McKigney is a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc. He has been in the financial services industry since 1981 and has held various management positions at Canadian Imperial Bank of Commerce (1993 – 2003) and the Chase Manhattan Bank N.A. (1981 – 1993). He serves as Manager of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers Whistler Fund, L.L.C., and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.

* “Interested Person” of the Company as defined in the Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Company and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Adviser.

(1)	The address of each officer is c/o Oppenheimer Asset Management, 125 Broad Street, 14th Floor, New York, New York 10004.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Advantage Advisers Whistler Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Chief Executive Officer
(principal executive officer)

Date	December 1, 2010

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Principal Financial Officer
(principal financial officer)

Date	December 1, 2010

* Print the name and title of each signing officer under his or her signature.